Summary of Significant Accounting Policies - Stock Split (Details)	Feb. 09, 2016 $ / shares	Oct. 29, 2017 $ / shares shares	Oct. 30, 2016 $ / shares shares	Jan. 27, 2016 shares	Jan. 26, 2016 $ / shares shares
Before stock split
Common stock, par value (in dollars per share) | $ / shares					$ 0.0293
Common stock, number of shares authorized | shares					800,000,000
After stock split
Common stock, par value (in dollars per share) | $ / shares	$ 0.01465
Common stock, number of shares authorized | shares				1,600,000,000
Common Stock
Authorized stock split ratio	2
Common stock, par value (in dollars per share) | $ / shares		$ 0.01465	$ 0.01465
Common stock, number of shares authorized | shares		1,600,000,000	1,600,000,000